Commitments - Non-cancellable Operating Lease Rentals (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	8.7	7.5
Less than one year
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.2	1.9
Between one and three years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	4.1	3.5
Between three and five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	2.2	2.0
More than five years
Disclosure of maturity analysis of commitments [line items]
Minimum lease payments payable under non-cancellable agreements	0.2	0.1